Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,659,418.92
Previously Paid Amount	0.00
Total Fee Amount	14,315.37
Total Offset Amount	5,402.97
Net Fee	$ 8,912.40
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A